Related party transactions - Service agreements and products - General (Details) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	May 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2010
Vifor Fresenius Medical Care Renal Pharma Ltd.
Related party transactions
Ownership in joint venture (as a percent)				45.00%
Commitments made		€ 752,837
Vifor Fresenius Medical Care Renal Pharma Ltd. | Less than 1 year
Related party transactions
Commitments made		€ 423,545
Vifor Fresenius Medical Care Renal Pharma Ltd. | Maximum
Related party transactions
Agreement term		5 years
Fresenius SE
Related party transactions
Proportion of ownership interest in reporting entity (as a percent)		31.64%
Fresenius SE Companies | Minimum
Related party transactions
Term of related party agreement		1 year
Fresenius SE Companies | Maximum
Related party transactions
Term of related party agreement		5 years
One Company of Fresenius SE Companies | Manufacturing of infusion bags
Related party transactions
Term of related party agreement	10 years
Purchase of machinery		€ 7,183	€ 4,497